Income Tax Expense	12 Months Ended
Jun. 30, 2021
Statement [LineItems]
Income Tax Expense
NOTE 6. INCOME TAX

EXPENSE

	Consolidated
	June 30, 2021 A$	June 30, 2020 A$	June 30, 2019 A$

Current tax
Current tax on profits for the fiscal year	33	37	—

Total current tax expense	33	37	—

Deferred income tax
Increase in deferred tax assets	358,825	567,473	342,349
Decrease in deferred tax liabilities	(358,825)	(567,473)	(342,349)

Total deferred tax (benefit)/expense	—	—	—

Income tax expense	33	37	—

	Consolidated
	June 30, 2021 A$	June 30, 2020 A$	June 30, 2019 A$
Numerical reconciliation of income tax expense to prima facie tax expense

Loss before income tax expense	(29,902,591)	(13,468,195)	(18,343,984)
Tax at the Australian tax rate of 26% (2020 and 2019: 27.5%)	(7,774,674)	(3,703,754)	(5,044,596)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible share based payments	464,324	443,956	435,046
Other non-deductible expenses	1,239,756	436,396	3,771,771
Non-assessable income	(541,122)	(442,580)	(1,445,111)
Capital listing fee	(259,458)	(192,741)	(99,976)
Difference in overseas tax rates*	2,132,187	1,817,387	2,040,517

	(4,738,987)	(1,641,336)	(342,349)
Net adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	4,738,954	1,641,299	342,349

Income tax expense**	(33)	(37)	—

*	Difference in overseas tax rate is largely as a result of the corporate income tax rate of 10% applicable to the Immutep subsidiary in France for fiscal year 2021.
**	Income tax expense relates to tax payable for the Immutep subsidiary in the United States.

	Consolidated
	June 30, 2021 A$	June 30, 2020 A$	June 30, 2019 A$
Deferred tax assets for tax losses not recognised comprises:
Carried forward tax losses benefit	195,098,009	176,871,263	142,688,221

Total deferred tax assets for tax losses not recognized	43,593,823	38,171,321	35,493,421

The above potential tax benefit for tax losses has not been recognised in the consolidated balance sheet as the recovery of this benefit is not probable. There is no expiration date for the tax losses carried forward. The estimated amount of cumulative tax losses at June 30, 2021 was $195,098,009 (2020: $176,871,263). Utilisation of these tax losses is dependent on the parent entity and its subsidiaries satisfying certain tests at the time the losses are recouped and in generating future taxable profits against which to utilize the losses
.